Impairment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Impairment
14.	Impairment

The Company annually tests its assets for impairment on December 31 or when there is an indication that their carrying amount may not be recoverable. In 2018, impairment losses and reversals were primarily recognized in the last quarter reflecting assets management and updates of mid and long-term assumptions used in the recent Company’s Business and Management Plan (BMP 2019-2023) concluded and approved in December 2018.

A higher estimate in decommissioning costs of E&P fields contributed significantly to the recognition of impairment losses, notably in Sergipe-Alagoas basin (Camorim, Piranema and Guaricema fields) and Campos basin (Linguado and Bicudo). However, these losses were partially offset by the effects of certain projects review, with consequent lengthening in the expected production curve in fields located in the Santos and Espirito Santo basins, which generated reversals of impairments previously recognized.

The deterioration in the scenario of future freight prices for the Transpetro’s fleet of vessels, the need to cease the operation of a single buoy mooring (Monobóia 2 - PDET), the continuous plan to withdrawal from fertilizer business and the decision to postpone for an extended period the GASFOR II project, resulting in its removal from the Natural Gas CGU in the fourth quarter of 2018, also led the company to recognize impairment losses.

The Company accounted for impairment losses for certain assets in the scope of the partnership and divestment program, mainly with respect to oil and gas production fields in Gulf of Mexico.

The table below shows the impairment losses, net of reversals, recognized within the statement of income in 2018, 2017 and 2016:

Assets or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment (***)	Business segment	Comments
					2018
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	7,019	9,923	524	E&P - Brazil	item (a1)
Transpetro’s fleet of vessels	1,721	1,300	428	RTM - Brazil	item (b1)
Oil and gas production and drilling equipment in Brazil	199	6	197	E&P - Brazil	item (c1)
UFN III	312	200	114	RTM - Brazil	item (d1)
Producing properties relating to oil and gas activities Abroad (several CGUs)	2,258	1,554	715	E&P - Abroad	item (e1)
GASFOR II	58	—	59	Gas & Power - Brazil	item (f)
Comperj	46	—	47	RTM - Brazil	item (g1)
Second refining unit in RNEST	1,114	1,092	22	RTM - Brazil	item (h1)
Others	666	756	14	Several Segments

			2,120

Assets classified as held for sale
Producing properties relating to oil and gas activities - in Riacho da Forquilha	98	459	(34)	E&P - Brazil	item 14.2
Others	25	109	(81)	Several Segments

Total			2,005

					2017
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	11,826	16,070	(870)	E&P - Brazil	item (a2)
Second refining unit in RNEST	1,716	1,261	464	RTM - Brazil	item (h2)
Fertilizer Plants	412	—	412	Gas & Power - Brazil	item (j)
Oil and gas production and drilling equipment in Brazil	360	4	363	E&P - Brazil	item (c2)
Producing properties relating to oil and gas activities Abroad (several CGUs)	215	89	128	E&P - Abroad	item (e2)
Panamax vessels - Transpetro	112	—	112	RTM - Brazil	item (k)
Araucária	70	—	70	Gas & Power - Brazil	item (l1)
Comperj	51	—	51	RTM - Brazil	item (g2)
Conecta and DGM	38	—	38	Distribution - Abroad	item (i)
Others	1,863	1,797	68	Several Segments

			836

Assets classified as held for sale
Producing properties relating to oil and gas activities in Roncador	3,164	2,766	405	E&P - Brazil	item 14.2
Others	317	366	(50)	Several Segments

Total			1,191

					2016
Producing properties relating to oil and gas activities in Brazil (several CGUs)	12,788	10,718	2,268	E&P - Brazil	item (a3)
Oil and gas production and drilling equipment in Brazil	918	64	854	E&P - Brazil	item (c3)
Second refining unit in RNEST	2,488	1,708	780	RTM - Brazil	item (h3)
Suape Petrochemical Complex	1,099	480	619	RTM - Brazil	item (m)
Comperj	403	—	403	RTM - Brazil	item (g3)
Transpetro’s fleet of vessels	1,793	1,549	244	RTM - Brazil	item (b2)
Fertilizer Plant - UFN III	523	370	153	Gas & Power - Brazil	Item (d2) (d1)
Araucária (fertilizers plant)	197	57	140	Gas & Power - Brazil	item (l2)
Quixada Power plant	28	—	28	Biofuel, Brazil
Others	614	424	148	Several Segments

			5,637

Assets classified as held for sale					item 14.2
Suape Petrochemical Complex	816	381	435	RTM - Brazil
Petrobras Chile Distribución	546	464	82	Distribution - Abroad
Power Plants Celso Furtado and Rômulo Almeida	120	72	47	RTM - Brazil
Others	96	104	(8)	Several Segments

			556

Total			6,193

(*)	It only includes carrying amounts and recoverable amounts of impaired assets or asses for which reversals were recognized.
(**)	The recoverable amounts of assets for impairment computation were their value in use, except for oil and gas production and drilling equipment that were based on their fair value.
(***)	Reversals are presented in brackets.
14.1.	Impairment of property, plant and equipment and intangible assets

For impairment testing purposes, the Company bases its cash flow projections on:

•	The estimated useful life of the asset or assets grouped into the CGU, based on the expected use of those assets, considering the Company’s maintenance policy;

•	Assumptions and financial budgets/forecasts approved by management for the period corresponding to the expected life cycle of each different business; and

•	A pre-tax discount rate derived from the Company’s post-tax weighted average cost of capital (WACC).

Information on key assumptions for impairment testing and the definition of Company’s CGUs are presented in notes 5.2 and 5.3, respectively. Management assumptions and judgements, which are based on the Company’s business and management model, are required on these matters.

The cash flow projections used to measure the value in use of the CGUs in 2018 were mainly based on the following estimates of key assumptions for impairment testing:

For comparative purposes, estimates of key assumptions for impairment testing in 2018, 2017 and 2016 are shown below:

2018

	2019	2020	2021	2022	2023	Long term Average
Average Brent (US$/bbl)	66	67	72	75	75	73
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.64	3.56	3.5	3.46	3.44	3.37

2017

	2018	2019	2020	2021	2022	Long term Average
Average Brent (US$/bbl)	53	58	66	70	73	71
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.44	3.47	3.47	3.46	3.49	3.4

2016

	2017	2018	2019	2020	2021	Long term Average
Average Brent (US$/bbl)	48	56	68	71	71	70
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.46	3.54	3.48	3.42	3.38	3.36

Information on the main impairment losses and reversals of property, plant and equipment and intangible assets are described below:

a1) Producing properties in Brazil – 2018

Impairment assessment for producing properties in Brazil under the concession regime for oil and gas resulted in a net reversal of impairment losses of US$ 524. Cash flow projections were based on financial budgets/forecasts approved by management and the post-tax discount rates (excluding inflation) derived from the WACC for the E&P business of 7.4% p.a. at December 31, 2018. This amount comprises:

Impairment losses totaling US$ 1,054 primarily related to CGUs Camorim (US$ 140), Linguado (US$ 139), Piranema (US$ 93), Guaricema (US$ 92), Juruá (US$ 91), Bicudo (US$ 83), Caioba (US$ 61), Pper-1 group (US$ 49), Garoupinha (US$ 39), Frade (US$ 39), Castanhal (US$ 36) and Papa Terra (US$ 35). These losses were substantially due to higher estimates of future decommissioning costs driven by costs related to subsea facilities and equipment and depreciation of the Brazilian real against the U.S. dollar.

Reversals of impairment totaling US$ 530 primarily from the CGUs Cvit group (US$ 158), Uruguá group (US$ 151), Ceará Mar group (US$ 50), Dom João (US$ 23), Miranga group (US$ 16), Fazenda Belém group (US$ 13) and Bijupirá-Salema group (US$ 13), due to upward revision in the estimated production curves following a review of certain projects investments, as set out in the BMP 2019-2023.

a2) Producing properties in Brazil – 2017

Impairment assessment for producing properties in Brazil under the concession regime for oil and gas resulted in a net reversal of impairment losses of US$ 870. Cash flow projections were based on financial budgets/forecasts approved by management and the post-tax discount rates (excluding inflation) derived from the WACC for the E&P business of 7.6% p.a. at December 31, 2017. This amount comprises:

•

Reversals of impairment totaling US$ 1,733 primarily from North group (US$ 912), Espadarte and Papa-Terra fields (US$ 125 and US$ 122), Uruguá group (US$ 100), Pampo field (US$ 91), Fazenda Alegre group (US$ 45), Cidade de São Mateus group (US$ 44), Riachuelofield (US$ 40), Fazenda Imbé group (US$ 28), Fazenda Bálsamo field (US$ 26), Peroá group (US$ 25), São Mateus group (US$ 19) and Riacho da Forquilha field (US$ 18). These reversals substantially reflected the lower post-tax real discount rate, the approval of investments in enhancing recovery of mature fields and the lower tax burden set forth in the new tax rules applicable to the oil and gas industry (see note 21.4).

•

Impairment losses totaling US$ 863 mainly related to CGUs Piranema (US$ 227), Salgo (US$ 104) Ceara Mar group (US$ 95), Cvit group (US$ 63), Miranga group (US$59), Fazenda Belém group (US$ 49), Frade (US$ 40) Dom João (US$ 27) and Candeias (US$ 18). These losses were substantially driven by an expected acceleration of production cessation reflecting an optimization of investment portfolio, as well as by a lower risk-adjusted discount rate for decommissioning costs, which also increased the costs of assets related to the abandonment and dismantling of these areas.

a2) Producing properties in Brazil – 2016

Impairment losses of US$ 2,268 were recognized for certain oil and gas fields in Brazil under E&P concessions. Cash flow projections were based on: financial budgets/forecasts approved by Management and the post-tax discount rates (excluding inflation) derived from the WACC for the E&P business of 9.1% p.a. at December 31, 2016. The impairment losses were related primarily to the following fields and groups of fields: North group (US$ 1,178), Ceará Mar Group (US$ 210), Guaricema (US$ 126), Dourado (US$ 88), Maromba (US$ 86), Bijupirá and Salema (US$ 82), Papa-Terra (US$ 72), Trilha (US$ 69), Uruguá group (US$ 62), Pampo (US$ 67), Frade (US$ 65), Badejo (US$ 56), Bicudo (US$ 49), Riachuelo (US$ 44), Fazenda Bálsamo (US$ 41) and Água Grande group (US$ 31). These impairment losses were mainly due to the appreciation of the Brazilian Real against the U.S. Dollar, price assumptions review, Company’s annual reviews of oil and gas reserves and decommissioning cost estimates, as well a higher discount rate following the increase in Brazil’s risk premium. In addition, an impairment reversal relating to Centro Sulgroup, amounting to US$ 415, was recognized due to increased estimate of reserves and production, as well as lower operating expenses estimates based on a review of its fields operations, as set forth in 2017-2021 BMP, considering the decommissioning of a unit which had high operational costs and replacing another unit with an investment in a new processing plant which was committed to during the third quarter of 2016.

b1) Transpetro’s fleet of vessels – 2018

The lower freight rates projected in PNG 2019-2023 significantly affected impairment assessment of the Transpetro’s fleet of vessels, resulting in the recognition of impairment losses in the amount of US$ 428 in 2018. The post-tax discount rates (excluding inflation) applied to the transportation sector ranged from 3.8% p.a. to 6.6% p.a.

b2) Transpetro’s fleet of vessels - 2016

In 2016, an impairment loss of US$ 244 was recognized for Transpetro’s fleet of vessels. Cash flow projections were based on: financial budgets/forecasts approved by Management; and post-tax discount rates (excluding inflation) ranging from 4.53% p.a. to 9.97% p.a. (3.92% p.a. to 8.92% p.a. in 2015) derived from the WACC for the transportation industry, considering financial leverage and the respective tax benefits. The impairment loss recognized in the third quarter mainly relates to a group of support vessels of Hidrovias project that were removed from this CGU due to the postponements and suspension of constructions projects, as well as the use of a higher discount rate. In the last quarter of 2016, additional impairment charges were accounted for due to the commencement of construction on 5 vessels after securing the projects funding, which avoided the possibility of future claims by alleging breach of contracts, as well as a further increase in discount rate.

c1) Oil and gas production and drilling equipment in Brazil – 2018

In 2018, impairment losses for oil and gas production and drilling equipment in Brazil that were not directly related to oil and gas producing properties amounted to US$ 197, as a result of: i) ceased operation of the single buoy mooring Monobóia 2 – PDET (US$ 172); ii) lower fair value of certain equipment related to the FPSO P-72 and P- 73 that could not be committed to other projects, when compared to their carrying amount (US$ 24).

c2) Oil and gas production and drilling equipment in Brazil – 2017

In 2017, impairment losses amounted to US$ 363 as a result of: i) lower fair value of certain equipment related to the FPSO P-72 and P- 73 that could not be committed to other projects, when compared to their carrying amount (US$ 127); ii) decommissioning of a crane and launch ferry (US$ 114) and iii) hibernation of equipment of Inhaúma Shipyard excluded from the initial scope of Inhauma logistic center (US$ 125).

c3) Oil and gas production and drilling equipment in Brazil – 2016

Impairment losses of US$ 854 were recognized for oil and gas production and drilling equipment which were not directly related to oil and gas producing properties. Cash flow projections were based on: financial budgets/forecasts approved by Management; and an 9.9% p.a. post-tax discount rate (excluding inflation) derived from the WACC for the oil and gas services and equipment industry. These impairment losses were mainly related to uncertainties over the ongoing hulls construction of the FPSOs P-71, P-72 and P-73, amounting to US$ 593 as set out in note 14.4.

d1) Fertilizer Plant - UFN III – 2018

An impairment loss of US$ 114 was recognized for the fertilizer plant UFN III (Unidade de Fertilizantes e Nitrogenados III) due to its lower fair value.

d2) Fertilizer Plant - UFN III - 2016

An impairment loss of US$ 153 was recognized in 2016. Cash flow projections were based on: financial budgets/forecasts approved by Management; and an 8.3% p.a. post-tax discount rate (excluding inflation) derived from the WACC for the fertilizer business, reflecting a specific risk premium for the postponed projects. This impairment loss mainly relates to: (i) the use of a higher discount rate, (ii) the appreciation of the Brazilian Real against the US Dollar.

e1) Producing properties abroad – 2018

The Company recognized an impairment loss in the amount of US$ 715 with respect to producing properties of oil and gas activities in the Gulf of Mexico. The impairment loss was primarily driven by changes in operational assumptions and discount rate considering the terms of the agreement between the Company and Murphy Oil Corporation in order to establish a joint venture through such assets.

e2) Producing properties abroad – 2017

In 2017, impairment losses of US$ 128 were recognized for E&P assets located in the United States, principally reflecting the expected cessation of production and definitive abandonment of operation in Hadrian South field. Cash flow projection were based on: financial budgets/forecasts approved by Management; 5.7% p.a. post-tax real discount rate (5.5% p.a. in 2016) derived from the WACC for the E&P business in United States.

f) GASFOR II – 2018

Management decided to halt the development of the GASFOR II project, carried out by TAG, for an extended period. Accordingly, this asset was excluded from the Natural Gas CGU and its impairment test was performed separately. Due to its halt, it is not possible to estimate future cash flows arising from the use of this asset, resulting in the recognition of impairment losses in the amount equal to the carrying amount thereof (US 59).

g1) Comperj - 2018

As set forth in BMP 2019-2023, the resumption of the Comperj project still depends on new partnerships. However, the construction of Comperj’s first refining unit facilities that will also support the natural gas processing plant (UPGN) are in progress as the facilities are part of the infrastructure for transporting and processing natural gas from the pre-salt layer in the Santos Basin. Nevertheless, due to the interdependence between such infrastructure and Comperj first refining unit, the Company recognized additional impairment charges, totaling US$ 47 in 2018.

g2) Comperj - 2017

In 2017, the resumption of the Comperj project was still depending on new partnerships. Accordingly, due to the same aforementioned reasons, the Company recognized impairment charges, in 2017, totaling US$ 51.

g3) Comperj - 2016

Following a reassessment of COMPERJ project in the second quarter of 2016 confirming the postponement of its first refining unit until December 2020, with continuous efforts to seek new partnerships to resume the project, the Company recognized an impairment charge on the remaining balance of this project (US$ 403) in 2016.

h1) Second refining unit in RNEST – 2018

The impairment assessment over the Second refining unit in RNEST resulted in the recognition an impairment loss amounting toUS$ 22, as its start-up was postponed by five months. The real discount rate applied was 7.3% p.a. post-tax discount rate derived from the WACC for the refining business, reflecting a specific risk premium for the postponed project.

h2) Second refining unit in RNEST - 2017

An impairment loss of US$ 464 was recognized for the second refining unit in RNEST. Cash flow projections were based on: financial budgets/forecasts approved by Management; and an 7.7% p.a. post-tax discount rate (excluding inflation) derived from the WACC for the refining business, reflecting a specific risk premium for the postponed project. The impairment loss was mainly attributable to: (i) higher costs of raw materials and ii) lower refining margin, as set forth in BMP 2018-2022.

h3) Second refining unit in RNEST - 2016

An impairment loss of US$ 780 was recognized for the second refining unit in RNEST. Cash flow projections were based on: financial budgets/forecasts approved by Management; and an 8.7% p.a. (8.1% p.a. in 2015) post-tax discount rate (excluding inflation) derived from the WACC for the refining business, reflecting a specific risk premium for the postponed project. The impairment loss was mainly attributable to: (i) the use of a higher discount rate and (ii) a delay in expected future cash inflows to 2023 resulting from postponing the project, considering the completion of this project with the Company’s own capital resources as set forth in the 2017-2021 Business and Management Plan.

i) Conecta and DGM – 2017

Following prices forecast and current agreements of natural gas supply in Uruguay, the Company recognized impairment losses for intangible assets and property, plant and equipment, in the amount of US$ 38, with respect to concession agreements for natural gas distribution carried out by the subsidiaries Conecta and DGM.

j) Fertilizer Plants - 2017

The Company decided to halt its operations in the fertilizer plants Camaçari-BA (FAFEN-BA) and Laranjeiras-SE (FAFEN-SE), following its plans to optimize its investment portfolio as set out in BMP 2018-2022, thereby, being removed from the Gas & Power CGU, assessed for impairment separately and their cash flow projections for the period covered by the BMP 2018-2022 were not able to be estimated. Accordingly, an impairment loss amounting to US$ 412 was recognized in 2017 with respect to these fertilizer plants.

k) Panamax vessels – Transpetro - 2017

In December 2017, the decision to hibernate the construction of three vessels of PANAMAX project (EI-512, EI-513 and EI-514) triggered their removal from the Transpetro’s fleet of vessels CGU. These assets were assessed for impairment separately and, as a result, the Company accounted for an impairment loss for the total carrying amounts of these assets (US$ 112).

l1) Araucária - 2017

Indications of impairment were identified during this period, such as lower sales volume and prices, as well as higher production costs. Therefore, the Company assessed the related assets for impairment and, as a result, an impairment charge of US$ 70 was recognized primarily in the second quarter of 2017 due to negative cash flow projections that were based on financial budget and forecasts approved by the management and a post-tax real discount rate of 6.6% p.a. derived for the weighted average cost of capital (WACC) for the fertilizer business.

l2) Araucária - 2016

An impairment loss of US$ 140 was recognized for Araucária Nitrogenados S.A. Cash flow projections were based on: financial budgets/forecasts approved by Management; and a 7.8% p.a. post-tax discount rate (excluding inflation) derived from the WACC for the fertilizer business (6.6% p.a. in 2015). The impairment loss was mainly attributable to (i) the use of a higher discount rate, (ii) the appreciation of Brazilian Real against the U.S. Dollar and (iii) an increase in estimated production costs.

m) Suape Petrochemical Complex - 2016

An impairment loss of US$ 619 was recognized for Companhia Integrada Têxtil de Pernambuco S.A. - CITEPE and Companhia Petroquímica de Pernambuco S.A. – PetroquímicaSuape at September 30, 2016. Cash flow projections were based on: financial budgets/forecasts approved by Management; and a 7.5% p.a. post-tax discount rate (excluding inflation) derived from the WACC for the petrochemical business. The impairment loss was mainly attributable to lower market projections and the appreciation of Brazilian real against the U.S. dollar. Following the disposal of Suape Petrochemical Complex in December 2016, the Company recognized an additional impairment charge as set out in note 14.2.

14.1.1.	Assets most sensitive to future impairment

As set out in note 4.10, whenever the recoverable amount of an asset or CGU falls below the carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount. The following table presents the assets and CGU most sensitive to future impairment losses as their recoverable amounts were close to their current carrying amount. Changes in material assumptions for impairment testing may result in the recognition of additional impairment charges on such assets in future periods.

	12.31.2018
	Business segment	Carrying amount	Recoverable amount	Sensitivity (*)
Producing properties relating to oil and gas activities in Brazil (3 CGUs)	E&P	305	337	(7)

(*)	It is based on a 10% reduction in the recoverable amount of CGUs.

For information on the main assumptions for impairment testing, see note 5.2.

14.2.	Assets classified as held for sale

Following the Company’s Board of Director approvals of disposal of certain assets in 2018, as described in note 10, impairment reversals amounting to US$ 115 for assets held for sale, including the effects arising from the sale of onshore producing fields located in Potiguar basin.

In 2017, impairment losses amounting to US$ 355 on assets held for sale were primarily attributable to the sale of 25% interest in Roncador field.

In 2016, the Company recognized impairment losses amounting to US$ 556 due to certain sales of interests in investees approved by the Board of Directors, mainly related to Suape Petrochemical Complex (US$ 435), Petrobras Chile Distribución (US$ 82) and Power plants Romulo Almeida and Celso Furtado (US$ 47).

14.3.	Investments in associates and joint ventures (including goodwill)

Value in use is generally used for impairment test of investments in associates and joint ventures (including goodwill). The basis for estimates of cash flow projections includes: projections covering a period of 5 to 12 years, zero-growth rate perpetuity, budgets, forecasts and assumptions approved by management and a pre-tax discount rate derived from the WACC or the Capital Asset Pricing Model (CAPM), when applicable.

14.3.1.	Investment in publicly traded associate (Braskem S.A.)

Braskem’s shares are publicly traded on stock exchanges in Brazil and abroad. As of December 31, 2018, the quoted market value of the Company’s investment in Braskem was US$ 3,421 based on the quoted values of both Petrobras’ interest in Braskem’s common stock (47% of the outstanding shares), and preferred stock (22% of the outstanding shares). However, there is extremely limited trading of the common shares, since non-signatories of the shareholders’ agreement hold only approximately 3% of the common shares.

Given the operational relationship between Petrobras and Braskem, the recoverable amount of the investment for impairment testing purposes was determined based on value in use, considering future cash flow projections and the manner in which the Company can derive value from this investment via dividends and other distributions to arrive at its value in use. As the recoverable amount was higher than the carrying amount, no impairment losses were recognized for this investment.

Cash flow projections to determine the value in use of Braskem were based on the following key assumptions:

•	Estimated average exchange rate of R$ 3.64 to U.S.$1.00 in 2019 (converging to R$ 3.37 in the long run);

•	Average Brent crude oil price at US$ 66 in 2019, converging to US$ 73 in the long run;

•	Prices of feedstock and petrochemical products reflecting projected international prices;

•	Petrochemical products sales volume estimates reflecting projected Brazilian and global G.D.P growth;

•	Post-tax real discount rate (excluding inflation) of 9.6%p.a (same rate in 2017); and

•	Increases in the EBITDA margin during the growth cycle of the petrochemical industry in the next years and declining in the long run.

14.3.2.	Investments in state-controlled natural gas distributors

In 2018, impairment assessments on investments in state-controlled natural gas distributors did not give rise to any indication that these assets would be impaired. Post-tax real discount rate (excluding inflation) used in such assessment was 5.8% p.a (5.9% p.a in 2017).

14.3.3.	Impairment losses on equity-method investments

In 2018, the Company accounted for a US$ 28 reversal of impairment losses previously recognized as results in equity-accounted investments, substantially attributable to POGBV and Riograndense refinery (RPR).

In 2017, the Company accounted for US$ 20 as results in equity-accounted investments, substantially attributable to the investees Logum, Belém Bioenergia Brasil and Refinaria de Petróleo Riograndense.

In 2016, impairment losses on equity-method investments in the amount of US$ 182 were substantially attributable to investees of biofuels segment, notably the former associate Guarani (US$ 178) and the former joint venture Nova Fronteira (US$ 30).

14.4.	Construction of platform hulls by Ecovix and Enseada shipyards

The Company entered into contracts with the suppliers Ecovix-Engevix Construções Oceânicas S.A and Enseada Industria Naval S.A. for supplying eight hulls for the FPSOs P-66 to P-73 and for hulls conversion of four FPSOs (P-74 to P-77), respectively.

Considering the relevance of these assets in the context of the Business and Management Plan and due to the financial difficulties faced by the suppliers, escrow accounts relating to these projects were created in the last quarter of 2015 in order to ensure the ongoing performance of the services hired.

These escrow accounts have comprised funds transferred in advance for payments to be made by the shipyards, restricted to the scope of the contracts and limited to their total balance. The deposits would be offset to the extent that services rendered or equipment delivered, with the remaining balance being reimbursed. This strategy was considered effective as the projects achieved significant progress up to September 2016, enabling the delivery of P-67 hull to a shipyard in China for integration services, the recommence of the work in progress of P-69 hull also in China, the continuity of the work in progress of P-68 hull in Rio Grande shipyard, as well as the progress on priority activities for the conclusion of minimum scope of P-74 and P-76 hulls, delivering these units to shipyards in China for integration services and for setting up topsides.

During the third quarter of 2016, the Company reassessed the progress of the hulls project and the continuity of the escrow accounts related to the projects and concluded that this strategy, which in its beginning avoided the work in progress discontinuation, was not as effective as it was previously.

Due to uncertainties regarding the FPSOs P-71, P-72 and P-73 hulls construction continuity after significant delays on projects progress, the Company recognized, in the third quarter of 2016, impairment charges amounting to US$ 593 as set out in note 14.1.

Based on management evaluation, in 2016 the Company recognized allowances for impairment amounting to US$ 689 within other expenses, net with respect to the remaining balance of advances to these suppliers in the context of the escrow accounts (US$ 352) and debts assumption relating to Ecovix and Enseada (US$ 337), in which legal procedures to recover them are being assessed.

In addition, the Company wrote-off, in 2016, capital expenditures related to the right of use the Rio Grande shipyard in the amount of US$ 155, as well as other investments related to the P-71, P-72 and P-73 amounting to US$ 146.